Variable interest entities	12 Months Ended
Dec. 31, 2022
Variable interest entities
Variable interest entities

16. Variable interest entities

Consolidated VIEs

Pursuant to US GAAP consolidation guidance, the Group consolidates certain VIEs for which it is considered the primary beneficiary, either directly or indirectly, through a consolidated entity or affiliate. See note 2 (Summary of significant accounting policies) to the Group’s consolidated financial statements for additional information with respect to the Group’s consolidation.

Consolidated VIEs include entities relating to the Group’s private funds (i.e., BOF-C, the Strategic Value Fund and the Advantage Fund), investment vehicles for sale and resale of the participation interests (i.e., Colorado) and acquisition of interests in secured promissory notes (i.e., Forest Hills Investments LLC).

The purpose of the private funds is to provide strategy specific investment opportunities for investors in exchange for management- and performance-based fees. The investment strategies of the private funds differ by product, but the fundamental risks are similar, including loss of capital and loss of management- and performance-based fees.

Colorado is an exempted company established to receive a portion of the Group’s interest in the YPF-related Petersen claims and provide a vehicle for the sale and resale of the participation interests.

The Group, together with BCIM Partners III, LP and COLP, acquired interest in certain secured promissory notes through Forest Hills Investments LLC. The secured promissory notes are legal finance investments with proceeds payable out of two underlying litigation matters. This structure provides for the sharing of the economics, interest payments and settlement cash flows among the Group, BCIM Partners III, LP and COLP.

The Group provides revolving credit facilities to certain of its private funds for capital calls as required. These revolving credit facilities are entirely discretionary insofar as the Group is not obligated to provide funding under the revolving credit facilities. There were no amounts outstanding under the revolving credit facilities at December 31, 2022, 2021 and 2020, respectively.

The table below sets forth assets and liabilities of the consolidated VIEs at December 31, 2022, 2021 and 2020.

	At December 31,
($ in thousands)	2022	2021	2020
		(as restated)
Total assets	1,259,892	987,959	863,279
Total liabilities	(5,210)	(5,549)	(17,063)

The table below sets forth the total revenue and certain information relating to cash flows of the consolidated VIEs for the years ended December 31, 2022, 2021, 2020 and 2019.

	For the year ended December 31,
($ in thousands)	2022	2021	2020	2019
		(as restated)
Total revenue:	73,480	26,158	17,814	80,802

Cash flows:
(Proceeds)	(92,080)	(139,825)	(32,943)	9,220
Funding	291,046	224,893	20,557	165,864

Cash balance:	32,966	40,547	2,101	10,008
Restricted cash:	-	-	-	95,226

Unconsolidated VIEs

The Group’s maximum exposure to loss from the unconsolidated VIEs is the sum of capital provision assets, fee receivables, accrued income and loans to the unconsolidated VIEs and was $20.5 million, $23.1 million and $24.1 million at December 31, 2022, 2021 and 2020, respectively.

The table below sets forth the Group’s maximum exposure to loss from the unconsolidated VIEs at December 31, 2022, 2021 and 2020.

	At December 31
($ in thousands)	2022	2021	2020
		(as restated)
Total on-balance sheet exposure	16,724	16,770	15,130
Off-balance sheet - undrawn commitments	3,791	6,378	8,935
Maximum exposure to loss	20,515	23,148	24,065